LEASES - Schedule of Undiscounted Lease Payments to be Received Under Finance Leases (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 217.5	$ 204.4
Unearned finance income	(56.9)	(68.0)
Discounted unguaranteed residual values of leased assets	(12.8)	(10.7)
Total investment in finance leases	147.8	125.7
Current portion (Note 10)	11.9	13.5
Non-current portion (Note 16)	135.9	112.2
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	16.4	16.6
Between 1 and 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	22.8	14.6
Between 2 and 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	17.4	15.1
Between 3 and 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	16.0	16.3
Between 4 and 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	16.0	13.6
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 128.9	$ 128.2